Consolidated Statements of Income and Comprehensive Income - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Sales		$ 22,855,437	$ 30,300,360	$ 20,322,498
Cost of sales		(17,983,764)	(26,307,998)	(15,299,849)
Gross profit		4,871,673	3,992,362	5,022,649
Operating expenses:
General and administrative		(4,000,311)	(2,302,809)	(2,023,428)
Selling and marketing		(771,176)	(946,269)	(962,479)
Research and development		(1,608,311)	(1,670,669)	(1,176,943)
Bad debt expense		(122,847)	(224,534)	(36,972)
Inventory allowance (provision) / reversal		368,693	(295,907)	(81,622)
Impairment provision of advance to suppliers		(379,480)	(111,882)	0
Total operating expenses		(6,513,432)	(5,552,070)	(4,281,444)
Operating (loss) income		(1,641,759)	(1,559,708)	741,205
Other income (expenses):
Interest income (expenses), net		48,040	(139,441)	(402,671)
Rental income, net		153,845	154,471	195,347
Investment loss		(229,170)
Other income, net		308,038	362,364	878,080
Total other income, net		280,753	377,393	670,755
(Loss) income before income taxes		(1,361,006)	(1,182,315)	1,411,960
Income tax provision		(28,931)	66,338	(193,246)
Net (loss) income		(1,389,937)	(1,115,977)	1,218,714
Other comprehensive income:
Foreign currency translation adjustment		859,260	(500,376)	(360,677)
Total comprehensive (loss) income		$ (530,677)	$ (1,616,353)	$ 858,037
Earnings per share attributable to common shareholders:
Shares (in Shares)	[1]	89,497	22,995	5,455
(Loss) earnings per share (in Dollars per share)	[1]	$ (27.28)	$ (98.34)	$ 223.43
Weighted average number of shares outstanding
Basic (in Shares)	[1]	50,958	11,348	5,455
Diluted (in Shares)	[1]	50,958	11,348	5,455

[1]	All share and per-share amounts related to the Company’s ordinary shares presented in the consolidated financial statements have been retroactively adjusted to reflect the 1-for-10 reverse stock split, or share consolidation, which became effective on April 20, 2026.